Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of financial risk management [Abstract]
Disclosure of credit risk exposure [text block]
The gross carrying amount of financial assets, net of any impairment losses recognized represents the maximum credit exposure. The maximum exposure to credit risk as of March 31, 2023 and 2022 was as follows:

	March 31, 2023	March 31, 202 2
Cash and cash equivalents	3,650,446	3,781,978
Restricted Cash	1,194,787	792,035
Other assets	825,037	431,052
Trade receivables	11,345,542	10,784,668
Other receivables	100,681	29,869
Other investments	1,044,020	476,050
	18,160,513	16,295,652

Disclosure of financial assets that are either past due or impaired [text block]
Period (in days)	March 31, 2023	March 31, 202 2
Less than 365 days	10,872,340	9,972,651
More than 365 days	473202	812,017
	11,345,542	10,784,668

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As of March 31, 20 23
	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	951,504	951,504	951,504	-	-	-
6% Compulsory Convertible Debentures	2,000,000	2,160,000	240,000	480,000	480,000	960,000
9% Cumulative Non-convertible preference shares	500,000	500,000	-	-	-	500,000
Lease liabilities	2,451,179	5,703,330	585,790	788,588	555,216	3,773,736
Other liabilities	2,059,500	2,059,500	2,039,600	19,900	-	-
Borrowing from banks	14,982,750	19,853,900	5,680,600	5,755,100	4,800,000	3,618,200
Borrowings from others	2,045,239	2,361,800	748,900	1,149,400	463,500	-
Trade and other payables	9,227,900	9,227,900	9,227,900	-	-	-
	34,218,072	42,817,934	19,474,294	8,192,988	6,298,716	8,851,936

As of March 31, 20 22
	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	371,995	371,995	371,995	-	-	-
Lease liabilities	2,207,403	4,281,949	507,037	733,287	430,022	2,611,603
Other liabilities	60,742	60,742	60,742	-	-	-
Borrowing from banks	10,400,424	11,485,975	6,706,849	2,832,392	1,499,683	447,051
Borrowings from others	4,479,774	3,853,303	1,106,150	1,042,525	719,827	984,800
Trade and other payables	10,510,409	10,510,409	10,510,409	-	-	-
	28,030,747	30,564,373	19,263,182	4,608,204	2,649,532	4,043,454

Disclosure of market risk [text block]
The Group’s exposure to foreign currency risk as of March 31, 2023 was as follows:
All amounts in respective currencies as mentioned (in thousands)
	US $	AUD	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	405	-	-	44	69	-	-	-
Trade receivables	28,052	-	-	411	85	-	-	-
Trade payables	(28,575)	-	-	(250)	(34)	(27)	-	-
Foreign currency loan	(6,059)	-	-	-	-	-	-	-
Net balance sheet exposure	(6177)	-	-	205	120	(27)	-	-

The Group’s exposure to foreign currency risk as of March 31, 2022 was as follows:
All amounts in respective currencies as mentioned (in thousands)
	US $	AUD	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	3,435	-	-	16	51	-	-	-
Trade receivables	29,093	-	-	222	85	-	-	-
Trade payables	(16,369)	-	-	(196)	(16)	(27)	(4)	-
Foreign currency loan	(9,389)	-	-	-	-	-	-	-
Net balance sheet exposure	6770	-	-	42	120	(27)	(4)	-

Sensitivity analysis for types of market risk [text block]	The analysis is performed on the same basis for 2022.
	Other comprehensive income	Profit or ( loss)
March 31, 2023	-	(47,755)

March 31, 2022	-	(52,815)

Disclosure of financial instruments by type of interest rate [text block]
At the reporting date the interest rate profile of the Group’s interest –bearing financial instruments were as follows:
	Carrying amount
	March 31, 202 3	March 31, 202 2
Fixed rate instruments
Financial assets
- Fixed deposits with banks	2590,530	1,905,131
- Investment in debt securities	372,000	211,537

Financial liabilities
- Borrowings from banks	240,962	173,184
- Borrowings from others	4,773,718	4,781,393
Variable rate instruments
Financial liabilities
- Borrowings from banks	14,741,788	10,227,240
- Bank overdrafts	951,504	371,995

Disclosure of detailed information about the changes in equity and net profit due to changes in base points of variable interest [text block]
	Equity	Profit or (loss)
March 31, 2023	-	(12,185)
March 31, 2022	-	(69,438)